Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended							12 Months Ended
		Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contractual Obligation			$ 1,229						$ 1,229
Impairment of Oil and Gas Properties				$ 60					60		$ 2,308
Disposal group contract obligation expense									5	$ 0	187
Derivatives, Determination of Fair Value	[1]		42		$ 33				42	33
Increase (Decrease) in Other Accrued Liabilities									(53)	(53)	(14)
San Juan [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration					309					309
Gain (Loss) on Disposition of Proved Property					18	$ 11	$ 5	$ 199
Deferred Gain on Sale of Property					3					3
San Juan Legacy [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (Loss) on Disposition of Proved Property									$ 2
San Juan Gallup [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proved Reserves Percentage									12.00%
Latin America [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses											291
Discontinued Operation, Provision for Loss (Gain) on Disposal, before Income Tax									$ 0	0	(41)
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents											17
Piceance Basin [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration					910					$ 910
Proved Reserves Percentage										52.00%
Disposal group contract obligation expense										$ 104
Derivatives, Determination of Fair Value					48					48
Proceeds from Divestiture of Businesses										862
Discontinued Operation, Provision for Loss (Gain) on Disposal, before Income Tax							$ (52)			(52)
Asset impairment charges											2,334
Impairment of producing properties and costs of acquired unproved reserves											2,308
Unproved leasehold property impairment, amortization and expiration											26
DisposalGroupOperatingTaxRefund				$ 10					$ 10
Powder River Basin
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration											80
Contractual Obligation											254
Disposal group contract obligation expense			5								187
Discontinued Operation, Provision for Loss (Gain) on Disposal, before Income Tax											15
Impairment of producing properties and costs of acquired unproved reserves											16
Liabilities of Business Transferred under Contractual Arrangement, Noncurrent											133
Liabilities of Business Transferred under Contractual Arrangement, Current											54
Escrow Deposits Related to Property Sales											13
Gathering and Treating [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contractual Obligation											104
Capacity [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contractual Obligation											$ 150
Subsequent Event [Member] | San Juan Gallup [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration												$ 540
Discontinued Operation, Provision for Loss (Gain) on Disposal, before Income Tax		$ (147)
Subsequent Event [Member] | Gathering and Treating [Member] | San Juan Gallup [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contractual Obligation		309
Subsequent Event [Member] | Guarantee Type, Other [Member] | San Juan Gallup [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contractual Obligation		9
San Juan [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proved Reserves Percentage									12.00%
San Juan Legacy [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration			$ 169						$ 169
San Juan Gallup [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of Production by product									16.00%
San Juan Gallup [Member] | Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration		700
Cash [Member] | San Juan [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration					285					285
Cash [Member] | Subsequent Event [Member] | San Juan Gallup [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration		$ 667
Commitments [Member] | San Juan [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration					$ 24					$ 24

[1]	With all of our financial trading counterparties, we have agreements in place that allow for the financial right of offset for derivative assets and derivative liabilities at settlement or in the event of a default under the agreements. Additionally, we have negotiated master netting agreements with some of our counterparties. These master netting agreements allow multiple entities that have multiple underlying agreements the ability to net derivative assets and derivative liabilities at settlement or in the event of a default or a termination under one or more of the underlying contracts.